(11) CONCESSION FINANCIAL ASSET (Tables)	12 Months Ended
Dec. 31, 2019
Concession Financial Asset [Abstract]
Schedule of concession financial assets

	Distribution	Transmission	Consolidated
As of December 31, 2016	5,193,511	180,333	5,373,844
Current	-	10,700	10,700
Noncurrent	5,193,511	169,633	5,363,144

Additions	972,254	52,211	1,024,465
Adjustment of expected cash flow	212,294	-	212,294
Adjustment - financial asset measured at amortized cost	-	27,807	27,807
Cash inputs - RAP	-	(15,677)	(15,677)
Disposals	(35,039)	-	(35,039)
Business combination	(12,338)	-	(12,338)

As of December 31, 2017	6,330,681	238,723	6,569,404
Current	-	23,736	23,736
Noncurrent	6,330,681	214,987	6,545,668

Transfer - contract assets	836,516	-	836,516
Transfer - intangible assets	(52,803)	-	(52,803)
Adjustment - fair value	362,073	-	362,073
Disposals	(46,318)	-	(46,318)
Adoption IFRS 15	-	(238,723)	(238,723)

As of December 31, 2018	7,430,149	-	7,430,149
Noncurrent	7,430,149	-	7,430,149

Transfer - contract assets	1,090,393	-	1,090,393
Transfer - intangible assets	(3,502)	-	(3,502)
Adjustment - fair value	296,037	-	296,037
Disposals	(33,361)	-	(33,361)

As of December 31, 2019	8,779,717	-	8,779,717
Noncurrent	8,779,717	-	8,779,717